Average Annual Total Returns - Carillon Scout International Fund	Mar. 01, 2021
MSCIEAFEIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
Class A
Average Annual Return:
1 Year	(0.91%)
5 Years
10 Years
Since Inception	1.90%
Inception Date	Nov. 20, 2017
Class A | MSCIEAFEIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.21%
Inception Date	Nov. 20, 2017
Class C
Average Annual Return:
1 Year	3.27%
5 Years
10 Years
Since Inception	2.71%
Inception Date	Nov. 20, 2017
Class C | MSCIEAFEIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.21%
Inception Date	Nov. 20, 2017
Class I
Average Annual Return:
1 Year	4.38%
5 Years	7.81%
10 Years	4.82%
Since Inception
Inception Date	Sep. 14, 1993
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	2.32%
5 Years	4.82%
10 Years	2.52%
Since Inception
Inception Date	Sep. 14, 1993
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.05%
5 Years	5.83%
10 Years	3.58%
Since Inception
Inception Date	Sep. 14, 1993
Class R-3
Average Annual Return:
1 Year	3.74%
5 Years
10 Years
Since Inception	3.21%
Inception Date	Nov. 20, 2017
Class R-3 | MSCIEAFEIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.21%
Inception Date	Nov. 20, 2017
Class R-5
Average Annual Return:
1 Year	4.37%
5 Years
10 Years
Since Inception	3.78%
Inception Date	Nov. 20, 2017
Class R-5 | MSCIEAFEIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.21%
Inception Date	Nov. 20, 2017
Class R-6
Average Annual Return:
1 Year	4.45%
5 Years
10 Years
Since Inception	3.91%
Inception Date	Nov. 20, 2017
Class R-6 | MSCIEAFEIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.21%
Inception Date	Nov. 20, 2017
Class Y
Average Annual Return:
1 Year	4.00%
5 Years
10 Years
Since Inception	3.46%
Inception Date	Nov. 20, 2017
Class Y | MSCIEAFEIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.21%
Inception Date	Nov. 20, 2017